Equity - Issued Capital - Schedule of Movements in Spare Share Capital (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Aug. 25, 2022
Schedule of Movements in Ordinary Share Capital [Abstract]
Balance, Date	Dec. 31, 2025
Balance, Shares	12,213,935
Balance, Amount	$ 60,145,100
Exercise of common warrants, Shares	260,399
Exercise of common warrants, Per Shares	$ 9.37
Exercise of common warrants, Amount	$ 2,438,965
Exercise of options, Date	116,653
Exercise of options, Shares	$ 1.42	$ 5.16
Exercise of options, Amount	$ 165,664
Vesting of restricted shares units, Shares	276,666
Vesting of restricted shares units, Amount
Reclass of vested restricted share units share-based payments, Shares
Reclass of vested restricted share units share-based payments, Amount	$ 1,520,254
Reclass of exercised options share-based payments, Shares
Reclass of exercised options share-based payments, Amount	$ 174,794
Expiry of options, Shares
Expiry of options, Amount	$ 6,080
Balance, Date	Jun. 30, 2026
Balance, Shares	12,867,653
Balance, Amount	$ 64,450,857